AIG Multi-Asset Allocation Fund@

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

		Value
Security Description	Shares	(Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 100.2%#
Commodity Strategy Investment Companies — 9.8%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $23,988,109)	3,398,049	$19,368,879
Domestic Equity Investment Companies — 50.4%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	404,660	5,891,854
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	996,378	14,088,787
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	806,915	19,825,902
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,423,183	20,180,736
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	346,798	10,067,553
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A†	344,548	10,229,627
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A†	1,322,328	19,530,785
Total Domestic Equity Investment Companies (cost $97,743,541)		99,815,244
Domestic Fixed Income Investment Companies — 20.2%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,511,193	7,985,595
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	2,700,202	9,342,699
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,008,943	19,848,359
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	370,794	2,769,832
Total Domestic Fixed Income Investment Companies (cost $39,395,757)		39,946,485
Foreign Equity Investment Companies — 9.7%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,866,522	13,513,619
SunAmerica Equity Funds, AIG Japan Fund, Class A	929,393	5,641,417
Total Foreign Equity Investment Companies (cost $22,565,284)		19,155,036
Global Strategies Investment Companies — 10.1%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $21,345,674)	1,419,844	19,920,418
TOTAL INVESTMENTS (cost $205,038,365)	100.2%	198,206,062
Liabilities in excess of other assets	(0.2)	(379,075)
NET ASSETS	100.0%	$197,826,987

†	Non-income producing security
#	See Note 2
@	The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Fund's net assets as of  July 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$198,206,062	$-	$-	$198,206,062

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG ACTIVE ALLOCATION FUND@

Portfolio of Investments — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Commodity Strategy Investment Companies — 0.5%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $641,124)	99,025	$564,444

Domestic Equity Investment Companies — 47.6%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	315,767	4,597,570
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	584,512	8,264,997
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	428,167	10,520,070
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	332,000	4,707,759
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	410,902	11,928,478
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A†	402,216	11,941,801
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A†	240,031	3,545,257
Total Domestic Equity Investment Companies (cost $55,205,902)		55,505,932
Domestic Fixed Income Investment Companies — 39.0%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,189,046	6,961,167
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	2,069,736	7,161,288
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,774,546	27,412,518
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	535,573	4,000,732
Total Domestic Fixed Income Investment Companies (cost $43,910,345)		45,535,705
Foreign Equity Investment Companies — 9.2%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,108,576	8,026,087
SunAmerica Equity Funds, AIG Japan Fund, Class A	437,971	2,658,482
Total Foreign Equity Investment Companies (cost $12,322,627)		10,684,569
Global Strategies Investment Companies — 3.9%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $4,865,341)	324,254	4,549,283

TOTAL INVESTMENTS (cost $116,945,339)	100.2%	116,839,933
Liabilities in excess of other assets	(0.2)	(184,784)
NET ASSETS	100.0%	$116,655,149

†	Non-income producing security
#	See Note 2
@	The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

The following is a summary of the inputs used to value the Funds’s net assets as of July 31, 2020 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$116,839,933	$—	$—	$116,839,933

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG FOCUSED DIVIDEND STRATEGY FUND

Portfolio of Investments — July 31, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.1%
Advertising Agencies — 2.8%
Omnicom Group, Inc.	2,789,992	$149,906,270
Auto-Heavy Duty Trucks — 4.2%
Cummins, Inc.	1,154,745	223,166,019
Chemicals-Diversified — 5.8%
Dow, Inc.	4,049,338	166,265,818
LyondellBasell Industries NV, Class A	2,364,856	147,850,797
		314,116,615
Computer Services — 3.3%
International Business Machines Corp.	1,458,906	179,357,904
Computers — 3.3%
HP, Inc.	10,170,308	178,794,015
Computers-Memory Devices — 2.9%
NetApp, Inc.	3,488,132	154,524,248
Data Processing/Management — 2.9%
Paychex, Inc.	2,168,766	155,977,651
Diversified Banking Institutions — 3.2%
JPMorgan Chase & Co.	1,793,295	173,304,029
Diversified Manufacturing Operations — 3.3%
3M Co.	1,176,643	177,049,472
Electric Products-Misc. — 3.3%
Emerson Electric Co.	2,893,433	179,421,780
Electronic Components-Semiconductors — 3.7%
Broadcom, Inc.	627,522	198,767,593
Food-Misc./Diversified — 7.6%
General Mills, Inc.	2,969,412	187,874,697
Kraft Heinz Co.	6,400,659	220,054,657
		407,929,354
Machinery-Construction & Mining — 3.7%
Caterpillar, Inc.	1,475,059	196,005,840
Medical-Biomedical/Gene — 6.4%
Amgen, Inc.	765,660	187,334,032
Gilead Sciences, Inc.	2,284,511	158,842,050
		346,176,082
Medical-Drugs — 10.7%
AbbVie, Inc.	2,240,854	212,679,453
Bristol-Myers Squibb Co.	2,986,430	175,183,984
Pfizer, Inc.	4,885,710	188,002,121
		575,865,558
Medical-Wholesale Drug Distribution — 3.6%
Cardinal Health, Inc.	3,535,800	193,125,396
Networking Products — 3.5%
Cisco Systems, Inc.	4,019,411	189,314,258
Oil Companies-Integrated — 5.2%
Chevron Corp.	1,793,139	150,516,087
Exxon Mobil Corp.	3,019,323	127,053,112
		277,569,199
Retail-Consumer Electronics — 4.7%
Best Buy Co., Inc.	2,517,689	250,736,647
Retail-Drug Store — 2.6%
Walgreens Boots Alliance, Inc.	3,401,295	138,466,720
Telephone-Integrated — 5.8%
CenturyLink, Inc.	14,739,472	142,235,905
Verizon Communications, Inc.	2,963,796	170,358,994
		312,594,899
Tobacco — 6.5%
Altria Group, Inc.	4,398,141	180,983,502
Philip Morris International, Inc.	2,183,351	167,703,190
		348,686,692
Total Long-Term Investment Securities (cost $5,619,137,716)		5,320,856,241
REPURCHASE AGREEMENTS — 1.0%
Fixed Income Clearing Corp. bearing interest at 0.00%, dated 7/31/2020, to be repurchased 8/03/2020 in the amount of $53,855,000 and collateralized by $51,708,400 of United States Treasury Notes, bearing interest at 1.75%, due 7/31/2024 and having an approximate value of $54,932,108 (cost $53,855,000)	53,855,000	53,855,000
TOTAL INVESTMENTS (cost $5,672,992,716)	100.1%	5,374,711,241
Liabilities in excess of other assets	(0.01)	(7,472,540)
NET ASSETS	100.0%	$5,367,238,701

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,320,856,241	$—	$—	$5,320,856,241
Repurchase Agreements	—	53,855,000	—	53,855,000
Total Investments at Value	$5,320,856,241	$53,855,000	$—	$5,374,711,241

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — July 31, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.8%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	16,101	$865,107
Aerospace/Defense — 0.9%
Raytheon Technologies Corp.	26,456	1,499,526
Airlines — 0.7%
Delta Air Lines, Inc.	42,354	1,057,579
Apparel Manufacturers — 0.3%
Ralph Lauren Corp.	7,090	505,517
Auto-Heavy Duty Trucks — 1.7%
Cummins, Inc.	13,719	2,651,334
Banks-Commercial — 2.7%
Bank OZK	59,455	1,429,893
PacWest Bancorp	56,333	1,029,485
SVB Financial Group†	8,204	1,839,911
		4,299,289
Beverages-Non-alcoholic — 2.1%
Keurig Dr Pepper, Inc.	37,293	1,140,793
PepsiCo, Inc.	15,656	2,155,205
		3,295,998
Broadcast Services/Program — 0.5%
Discovery, Inc., Class A†	34,470	727,317
Building & Construction-Misc. — 0.9%
EMCOR Group, Inc.	21,898	1,500,013
Building Products-Air & Heating — 0.2%
Carrier Global Corp.	10,419	283,814
Building Products-Wood — 1.2%
Masco Corp.	33,608	1,921,033
Building-Mobile Home/Manufactured Housing — 0.4%
Winnebago Industries, Inc.	11,019	665,658
Building-Residential/Commercial — 0.7%
Lennar Corp., Class A	14,486	1,048,062
Cable/Satellite TV — 1.7%
Comcast Corp., Class A	44,510	1,905,028
DISH Network Corp., Class A†	23,623	758,535
		2,663,563
Chemicals-Diversified — 1.6%
DuPont de Nemours, Inc.	48,879	2,614,049
Chemicals-Plastics — 0.4%
Avient Corp.	25,719	614,684
Computer Services — 2.1%
Cognizant Technology Solutions Corp., Class A	21,818	1,490,606
DXC Technology Co.	28,148	504,130
International Business Machines Corp.	11,268	1,385,288
		3,380,024
Computers — 0.8%
HP, Inc.	70,638	1,241,816
Containers-Metal/Glass — 0.3%
Ardagh Group SA	34,363	467,680
Containers-Paper/Plastic — 0.5%
Packaging Corp. of America	8,516	818,558
Cosmetics & Toiletries — 4.5%
Procter & Gamble Co.	55,324	7,254,083
Diagnostic Equipment — 1.6%
Danaher Corp.	12,810	2,610,678
Distribution/Wholesale — 0.5%
HD Supply Holdings, Inc.†	24,309	853,246
Diversified Manufacturing Operations — 1.2%
Trane Technologies PLC	17,870	1,999,117
Electric Products-Misc. — 0.8%
Emerson Electric Co.	19,562	1,213,040
Electric-Integrated — 3.4%
Dominion Energy, Inc.	22,878	1,853,804
FirstEnergy Corp.	122,888	3,563,752
		5,417,556
Electronic Components-Semiconductors — 2.8%
Intel Corp.	93,784	4,476,310
Electronic Parts Distribution — 0.4%
SYNNEX Corp.	5,474	682,827
Entertainment Software — 0.6%
Activision Blizzard, Inc.	10,953	905,046
Finance-Consumer Loans — 0.5%
OneMain Holdings, Inc.	25,760	739,312
Finance-Other Services — 2.5%
CME Group, Inc.	5,779	960,354
Intercontinental Exchange, Inc.	12,407	1,200,749
Nasdaq, Inc.	14,405	1,891,521
		4,052,624
Financial Guarantee Insurance — 1.8%
MGIC Investment Corp.	169,921	1,405,247
Radian Group, Inc.	98,983	1,476,826
		2,882,073
Food-Misc./Diversified — 1.8%
Kraft Heinz Co.	84,045	2,889,467
Gambling (Non-Hotel) — 0.4%
International Game Technology PLC	59,036	582,095
Human Resources — 0.6%
ManpowerGroup, Inc.	14,128	971,865
Independent Power Producers — 1.2%
NRG Energy, Inc.	57,296	1,937,178
Instruments-Controls — 1.7%
Honeywell International, Inc.	17,751	2,651,467
Insurance-Multi-line — 3.3%
Allstate Corp.	56,754	5,357,010
Insurance-Property/Casualty — 3.4%
Assurant, Inc.	16,441	1,766,914
Fidelity National Financial, Inc.	26,415	854,790
Progressive Corp.	11,392	1,029,153
Travelers Cos., Inc.	15,843	1,812,756
		5,463,613
Insurance-Reinsurance — 0.6%
Essent Group, Ltd.	26,791	959,922
Internet Security — 0.9%
NortonLifeLock, Inc.	67,071	1,438,673
Investment Management/Advisor Services — 6.5%
Artisan Partners Asset Management, Inc., Class A	24,988	905,315
Franklin Resources, Inc.	77,034	1,621,566

Janus Henderson Group PLC	56,245	1,174,958
Legg Mason, Inc.	23,296	1,164,567
T. Rowe Price Group, Inc.	39,729	5,486,575
		10,352,981
Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	5,209	326,813
Medical Instruments — 1.9%
Medtronic PLC	31,702	3,058,609
Medical Labs & Testing Services — 1.1%
MEDNAX, Inc.†	49,300	985,014
Quest Diagnostics, Inc.	6,574	835,358
		1,820,372
Medical-Biomedical/Gene — 3.4%
Amgen, Inc.	4,079	998,009
Bio-Rad Laboratories, Inc., Class A†	4,827	2,533,644
Biogen, Inc.†	3,792	1,041,624
Gilead Sciences, Inc.	12,269	853,064
		5,426,341
Medical-Drugs — 5.4%
Johnson & Johnson	29,044	4,233,453
Merck & Co., Inc.	12,745	1,022,659
Pfizer, Inc.	87,800	3,378,544
		8,634,656
Medical-HMO — 0.6%
Centene Corp.†	15,195	991,474
Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc.	14,915	814,657
Oil Companies-Exploration & Production — 2.8%
ConocoPhillips	77,571	2,900,380
EOG Resources, Inc.	20,560	963,236
Laredo Petroleum, Inc.†	38,533	584,160
		4,447,776
Oil Companies-Integrated — 0.8%
Exxon Mobil Corp.	31,646	1,331,664
Oil Refining & Marketing — 2.0%
HollyFrontier Corp.	24,998	687,445
Marathon Petroleum Corp.	12,965	495,263
Phillips 66	22,609	1,402,210
Valero Energy Corp.	10,004	562,525
		3,147,443
Oil-Field Services — 0.6%
Schlumberger, Ltd.	54,238	983,877
Pharmacy Services — 1.2%
CVS Health Corp.	31,063	1,955,105
Printing-Commercial — 0.4%
Deluxe Corp.	20,778	586,563
Radio — 1.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	52,093	1,812,315
Real Estate Investment Trusts — 2.4%
Cousins Properties, Inc.	104,503	3,210,332
Simon Property Group, Inc.	11,460	714,531
		3,924,863
Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	4,597	454,690
RE/MAX Holdings, Inc., Class A	16,098	521,092
		975,782
Retail-Building Products — 1.1%
Home Depot, Inc.	6,863	1,822,058
Retail-Consumer Electronics — 0.7%
Best Buy Co., Inc.	10,807	1,076,269
Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	19,996	814,037
Retail-Restaurants — 2.1%
Cannae Holdings, Inc.†	29,198	1,100,181
McDonald's Corp.	11,600	2,253,648
		3,353,829
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	13,674	879,648
Steel-Producers — 0.9%
Reliance Steel & Aluminum Co.	13,927	1,368,467
Telephone-Integrated — 5.0%
AT&T, Inc.	41,875	1,238,662
GCI Liberty, Inc., Class A†	17,017	1,333,963
Verizon Communications, Inc.	93,664	5,383,807
		7,956,432
Tobacco — 2.8%
Altria Group, Inc.	61,100	2,514,265
Philip Morris International, Inc.	26,612	2,044,068
		4,558,333

TOTAL INVESTMENTS
(cost $168,681,811)	99.8%	159,878,187
Other assets less liabilities	0.2	324,893
NET ASSETS	100.0%	$160,203,080

†	Non-income producing security

The following is a summary of the inputs used to value the Funds’s net assets as of July 31, 2020 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$159,878,187	$-	$-	$159,878,187

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG SELECT DIVIDEND GROWTH FUND

Portfolio of Investments — July 31, 2020 — (unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCKS — 99.6%
Advertising Agencies — 3.8%
Interpublic Group of Cos., Inc.	36,984	$667,561
Omnicom Group, Inc.	9,708	521,611
		1,189,172
Aerospace/Defense — 4.2%
General Dynamics Corp.	3,896	571,699
Lockheed Martin Corp.	1,994	755,666
		1,327,365
Apparel Manufacturers — 1.8%
VF Corp.	9,472	571,730
Appliances — 3.3%
Whirlpool Corp.	6,348	1,035,486
Auto-Heavy Duty Trucks — 3.1%
Cummins, Inc.	5,086	982,920
Beverages-Non-alcoholic — 2.5%
PepsiCo, Inc.	5,719	787,278
Chemicals-Diversified — 4.8%
Celanese Corp.	6,776	658,627
Eastman Chemical Co.	11,385	849,663
		1,508,290
Computer Services — 2.2%
International Business Machines Corp.	5,613	690,062
Computers-Memory Devices — 2.2%
NetApp, Inc.	16,115	713,895
Containers-Paper/Plastic — 2.2%
Packaging Corp. of America	7,395	710,807
Data Processing/Management — 2.1%
Paychex, Inc.	9,209	662,311
Distribution/Wholesale — 3.7%
Fastenal Co.	24,706	1,162,170
Diversified Manufacturing Operations — 5.1%
3M Co.	4,653	700,137
Illinois Tool Works, Inc.	4,954	916,440
		1,616,577
Electronic Components-Semiconductors — 5.2%
Broadcom, Inc.	2,720	861,560
Texas Instruments, Inc.	6,082	775,759
		1,637,319
Food-Meat Products — 1.8%
Tyson Foods, Inc., Class A	9,112	559,932
Industrial Automated/Robotic — 3.4%
Rockwell Automation, Inc.	4,947	1,079,139
Insurance-Property/Casualty — 2.8%
Progressive Corp.	9,725	878,557
Internet Brokers — 2.0%
TD Ameritrade Holding Corp.	17,299	620,861
Investment Management/Advisor Services — 4.9%
Franklin Resources, Inc.	27,758	584,306
T. Rowe Price Group, Inc.	6,914	954,823
		1,539,129
Medical-Biomedical/Gene — 2.8%
Amgen, Inc.	3,679	900,141
Medical-Drugs — 3.4%
AbbVie, Inc.	11,383	1,080,361
Medical-Wholesale Drug Distribution — 3.0%
Cardinal Health, Inc.	17,426	951,808
Networking Products — 2.3%
Cisco Systems, Inc.	15,621	735,749
Oil Refining & Marketing — 1.7%
Valero Energy Corp.	9,509	534,691
Pharmacy Services — 2.4%
CVS Health Corp.	12,341	776,743
Retail-Building Products — 1.5%
Home Depot, Inc.	1,777	471,776
Retail-Consumer Electronics — 3.6%
Best Buy Co., Inc.	11,437	1,139,011
Semiconductor Components-Integrated Circuits — 6.1%
Maxim Integrated Products, Inc.	12,789	870,803
QUALCOMM, Inc.	10,119	1,068,668
		1,939,471
Steel-Producers — 2.3%
Steel Dynamics, Inc.	26,796	734,478
Telecommunication Equipment — 2.5%
Juniper Networks, Inc.	31,335	795,282
Tobacco — 2.1%
Altria Group, Inc.	16,221	667,494
Tools-Hand Held — 2.3%
Snap-on, Inc.	5,087	742,041
Toys — 2.5%
Hasbro, Inc.	11,115	808,727
Total Long-Term Investment Securities (cost $28,122,871)		31,550,773

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 07/31/2020, to be repurchased 08/03/2020 in the amount of $239,000 collateralized by $229,500 of United States Treasury Notes, bearing interest at 1.75% due 07/31/2024 and having an approximate value of $243,808 (cost $239,000)	239,000	239,000

TOTAL INVESTMENTS (cost $28,361,871)	100.3%	31,789,773
Liabilities in excess of other assets	(0.3)	(106,618)
NET ASSETS	100.0%	$31,683,155

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	31,550,773	$—	$—	$31,550,773
Repurchase Agreements	—	239,000	—	239,000
Total Investments at Value	$31,550,773	$239,000	$—	$31,789,773

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO FINANCIAL STATEMENTS — July 31, 2020 — (unaudited)

Note 1.  Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of July 31, 2020, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of July 31, 2020, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund’s Portfolio of Investments and Notes to Financial Statements for more information about a Fund’s holdings in repurchase agreements.

Note 2.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. For the period ended July 31, 2020, transactions in these securities were as follows:

AIG Multi-Asset Allocation

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2019	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2020
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$148,162	$-	$15,207,694	$1,760,793	$1,742,226	$(708,403)	$(1,004,239)	$13,513,619
SunAmerica Equity Funds, AIG Japan Fund, Class A	33,792	-	7,180,432	294,190	930,224	(1,624)	(901,357)	5,641,417
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	313,785	-	8,996,878	335,476	1,021,460	(73,662)	(251,637)	7,985,595
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	240,272	-	9,592,322	1,084,139	1,490,250	(101,881)	258,369	9,342,699
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	246,387	-	22,535,778	2,277,945	6,280,981	19,075	1,296,542	19,848,359
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	96,306	-	3,521,624	104,025	675,988	(52,650)	(127,179)	2,769,832
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	175,747	220,845	6,667,788	811,646	584,881	(40,058)	(962,641)	5,891,854
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	322,541	-	22,653,268	1,067,360	8,449,148	(993,991)	(188,702)	14,088,787
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	335,268	455,273	22,155,740	2,727,410	2,536,291	286,412	(2,807,369)	19,825,902
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	152,407	-	20,929,336	2,867,444	1,924,457	(1,329,569)	(1,173,875)	19,368,879
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	277,183	-	15,600,382	6,197,785	1,470,291	(85,790)	(61,350)	20,180,736
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	-	920,043	8,978,897	1,985,422	1,141,722	53,401	191,555	10,067,553
SunAmerica Specialty Series, AIG Focused Growth Fund, Class A	-	1,289,585	12,876,248	1,320,463	5,703,956	397,026	1,339,846	10,229,627
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	545,950	-	23,354,638	1,192,491	2,495,964	(64,738)	(2,066,009)	19,920,418
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	-	502,685	21,913,918	1,643,501	1,940,238	(16,282)	(2,070,114)	19,530,785
	$2,887,800	$3,388,431	$222,164,943	$25,670,090	$38,388,077	$(2,712,734)	$(8,528,160)	$198,206,062

† Includes reinvestment of distributions paid.

AIG Active Allocation

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2019	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2020
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$105,096	$-	$10,242,546	$2,407,716	$3,615,914	$(106,596)	$(901,665)	$8,026,087
SunAmerica Equity Funds, AIG Japan Fund, Class A	16,280	-	3,616,518	577,759	1,176,566	(59,816)	(299,413)	2,658,482
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	262,532	-	7,408,165	562,341	761,400	(49,005)	(198,934)	6,961,167
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	165,643	-	5,559,837	2,386,926	941,510	(24,361)	180,396	7,161,288
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	310,372	-	26,016,860	4,825,078	5,039,916	119,209	1,491,287	27,412,518
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	121,561	-	4,322,917	318,780	443,149	(22,531)	(175,285)	4,000,732
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	146,415	199,999	6,006,178	615,374	1,110,944	(142,079)	(770,959)	4,597,570
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	126,480	-	7,552,001	1,925,883	1,163,357	(89,962)	40,432	8,264,997
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	169,814	230,597	11,164,211	2,559,588	1,619,708	177,801	(1,761,822)	10,520,070
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	13,348	-	4,316,938	53,776	3,602,674	(474,740)	271,144	564,444
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	-	1,387,240	13,471,847	2,155,717	3,860,168	176,589	(15,507)	11,928,478
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	-	1,300,930	12,916,701	1,768,529	4,786,801	347,845	1,695,527	11,941,801
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	105,073	-	3,229,416	2,111,695	400,020	(36,421)	(355,387)	4,549,283
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	-	114,387	4,960,092	171,016	1,056,196	19,382	(549,037)	3,545,257
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	73,684	-	3,830,432	1,381,252	420,197	(28,493)	(55,235)	4,707,759
	$1,616,298	$3,233,153	$124,614,659	$23,821,430	$29,998,520	$(193,178)	$(1,404,458)	$116,839,933

† Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Exchange Commission’s website at http://www.sec.gov.